Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2019
Technology Infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	5 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	5 years
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	5 years
Motor Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, net estimated useful lives	Shorter of the lease term or 5 years